Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES	NOTE 9:- ACCRUED EXPENSES AND OTHER LIABILITIES:
	December 31,
	2024	2023

Professional services	99	127
Tax accruals	122	307
Agent Fees	311	565
Other	66	73
	$598	$1,072